Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

		Plant,
	Land and	equipment	Assets in
	buildings	and vehicles	construction	Total
	£m	£m	£m	£m
Cost at 1 January 2016	7,305	10,775	2,670	20,750
Exchange adjustments	956	1,100	271	2,327
Other additions	117	384	1,043	1,544
Capitalised borrowing costs	—	—	30	30
Disposals and write-offs	(349)	(1,422)	(53)	(1,824)
Reclassifications	110	512	(761)	(139)
Transfer to assets held for sale	(378)	(114)	(32)	(524)

Cost at 31 December 2016	7,761	11,235	3,168	22,164
Exchange adjustments	(127)	(62)	(45)	(234)
Other additions	69	296	1,219	1,584
Capitalised borrowing costs	—	—	30	30
Disposals and write-offs	(376)	(685)	(31)	(1,092)
Reclassifications	602	1,186	(1,826)	(38)
Transfer to assets held for sale	(462)	(219)	(14)	(695)

Cost at 31 December 2017	7,467	11,751	2,501	21,719

Depreciation at 1 January 2016	(2,914)	(7,415)	—	(10,329)
Exchange adjustments	(377)	(717)	—	(1,094)
Charge for the year	(338)	(640)	—	(978)
Disposals and write-offs	205	1,270	—	1,475
Transfer to assets held for sale	165	92	—	257

Depreciation at 31 December 2016	(3,259)	(7,410)	—	(10,669)
Exchange adjustments	50	110	—	160
Charge for the year	(299)	(689)	—	(988)
Disposals and write-offs	158	539	—	697
Transfer to assets held for sale	314	190	—	504

Depreciation at 31 December 2017	(3,036)	(7,260)	—	(10,296)

Impairment at 1 January 2016	(274)	(373)	(106)	(753)
Exchange adjustments	(45)	(37)	(11)	(93)
Disposals and write-offs	91	135	35	261
Impairment losses	(135)	(117)	(6)	(258)
Reversal of impairments	38	38	2	78
Transfer to assets held for sale	46	10	22	78

Impairment at 31 December 2016	(279)	(344)	(64)	(687)
Exchange adjustments	8	2	(2)	8
Disposals and write-offs	210	104	28	342
Impairment losses	(194)	(138)	(17)	(349)
Reversal of impairments	7	9	1	17
Transfer to assets held for sale	87	8	11	106

Impairment at 31 December 2017	(161)	(359)	(43)	(563)

Total depreciation and impairment at 31 December 2016	(3,538)	(7,754)	(64)	(11,356)
Total depreciation and impairment at 31 December 2017	(3,197)	(7,619)	(43)	(10,859)

Net book value at 1 January 2016	4,117	2,987	2,564	9,668

Net book value at 31 December 2016	4,223	3,481	3,104	10,808

Net book value at 31 December 2017	4,270	4,132	2,458	10,860